OPERATING INCOME - Interest on financial liability instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING INCOME
Deposits	$ (4,164,798)	$ (3,852,061)	$ (4,279,316)
Debt securities in issue	(1,164,808)	(1,139,456)	(1,191,000)
Borrowing costs	(627,058)	(583,321)	(672,472)
Interest right of use assets	(121,946)
Preferred shares	(57,908)	(58,714)	(58,714)
Borrowings from other financial institutions	(21,663)	(18,134)	(15,860)
Other interest	(21,613)	(18,530)	(15,624)
Interest expenses	$ (6,179,794)	$ (5,670,216)	$ (6,232,986)	[1]

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.